DERIVATIVE FINANCIAL INSTRUMENTS - Observable Inputs (Details) - Level 2 - Exchange/prepayment options - Financial liabilities at fair value through profit or loss	Dec. 31, 2022	Dec. 31, 2021
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0446	0.0125
Implied volatility
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.3653	0.2532
Dividend yield
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0301	0.0152